Employee Benefit Plan, Description of Plan (Details) - EBP 001 h in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.50%
EBP, Employer Contribution Vesting Percentage	100.00%
EBP, Requisite Service Period, Number Of Hours | h	1
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 87,000	$ 0
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable From Participant, Account, Primary Residence, Borrowing Term	10 years
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Participant loan interest rate spread	1.00%
EBP, Payment To Participant, Automatic Distribution Threshold	$ 7,000
EBP, Automatic Direct Rollover to IRA, Threshold	1,000
EBP, Participant Accounts Administrative Fee	$ 68
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Contribution to Eligible Compensation, Percentage	1.00%
EBP, Participant Contribution, Automatic, Deferral Rate	3.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	1.00%
EBP, Employer Contribution Vesting Service Period	3 years
EBP, Notes Receivable From Participant, Personal Loan, Borrowing Term	1 year
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Contribution to Eligible Compensation, Percentage	50.00%
EBP, Notes Receivable From Participant, Personal Loan, Borrowing Term	5 years